Lease (Details)		3 Months Ended	12 Months Ended
	May 15, 2021 USD ($)	Mar. 31, 2025 USD ($)	Apr. 30, 2027 USD ($)	Apr. 30, 2026 USD ($)	Jun. 15, 2025 USD ($)	May 15, 2025 USD ($)	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 15, 2024 USD ($)	May 31, 2024 USD ($)	May 15, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jun. 15, 2023 USD ($)	May 31, 2023 USD ($)	May 15, 2023 USD ($)	Feb. 28, 2023 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jul. 20, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 28, 2023 USD ($)	Feb. 13, 2023 USD ($)	Sep. 21, 2022 USD ($)	Sep. 18, 2022 USD ($)	Sep. 01, 2022 USD ($)	Sep. 01, 2022 CAD ($)	Apr. 14, 2021
Lease [Line Items]
Operating lease right-of-use assets		$ 356,489						$ 470,716												$ 470,716	$ 503,089
Operating lease liabilities		$ 455,326						$ 467,982												$ 467,982	517,356
Lease payments					$ 30,859		$ 8,528		$ 29,960		$ 3,863
Description of lease term		June 16, 2022 to June 15, 2025						June 16, 2022 to June 15, 2025
Sublease payments								$ 2,885
Monthly payment																			$ 2,403			$ 1,550
First installment amount																						$ 15,000	$ 481		$ 3,065
Visiontech Group, Inc [Member]
Lease [Line Items]
First installment amount																			$ 16,100
Forecast [Member]
Lease [Line Items]
Lease payments			$ 9,047	$ 8,784	$ 30,859		$ 8,528
Lease Agreements [Member]
Lease [Line Items]
Operating lease right-of-use assets		$ 356,489						$ 470,716													$ 503,089
Lease payments															$ 3,751
Photon Technology Ltd [Member]
Lease [Line Items]
Monthly payment																										$ 2,690	$ 3,500
Nature’s Miracle [Member]
Lease [Line Items]
Monthly payment																								$ 2,333
McLovin’s Pet Food Inc. [Member]
Lease [Line Items]
Lease payments													$ 29,088
Description of sublease term		May 1, 2024 to April 30, 2027						May 16, 2021 to May 15, 2022
McLovin’s Pet Food Inc. [Member] | Lease Agreements [Member] | Forecast [Member]
Lease [Line Items]
Lease payments						$ 3,979
Texas [Member]
Lease [Line Items]
Description of lease term								February 1, 2021 to February 29, 2024
Lease payments												$ 7,100				$ 6,920		$ 6,750
Pennsylvania [Member]
Lease [Line Items]
Lease payments										$ 6,609				$ 6,452			$ 6,300
Description of lease term																												May 1, 2021 to April 30, 2024
CALIFORNIA
Lease [Line Items]
Description of lease term		May 16, 2021 to May 15, 2022						May 16, 2021 to May 15, 2022
Lease payments	$ 22,375